Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Recurring fees	$ 29,142				$ 20,738					$ 100,362	$ 71,309	$ 51,211
Interest income on funds held for clients	363				353					1,582	1,459	1,263
Total recurring revenues	29,505				21,091					101,944	72,768	52,474
Implementation services and other	1,604				1,278					6,743	4,526	2,622
Total revenues	31,109	28,647	33,766	23,905	22,369	20,262	24,006	17,200	15,826	108,687	77,294	55,096
Cost of revenues:
Recurring revenues	10,057				7,993					37,319	28,863	22,054
Implementation services and other	5,395				3,754					17,775	10,803	7,040
Total cost of revenues	15,452				11,747					55,094	39,666	29,094
Gross profit	15,657	13,543	18,841	10,587	10,622	9,386	13,272	7,663	7,307	53,593	37,628	26,002
Operating expenses:
Sales and marketing	9,078				5,189					28,276	18,693	12,828
Research and development	4,027				1,956					10,355	6,825	1,788
General and administrative	7,448				3,911					21,980	12,079	8,618
Total operating expenses	20,553				11,056					60,611	37,597	23,234
Operating income (loss)	(4,896)	(6,306)	2,133	(2,411)	(434)	(869)	2,604	(1,088)	(616)	(7,018)	31	2,768
Other income (expense)	49				28					163	(16)	(196)
Income (loss) before income taxes	(4,847)				(406)					(6,855)	15	2,572
Income tax (benefit) expense	28				(362)					255	(602)	884
Net income (loss)	(4,875)	(6,704)	1,150	(1,512)	(44)	(372)	2,021	(627)	(405)	(7,110)	617	1,688
Net income (loss) attributable to common stockholders	$ (4,875)				$ (825)					$ (9,392)	$ (2,291)	$ 998
Net income (loss) per share attributable to common stockholders:
Basic (in dollars per share)										$ (0.26)	$ (0.07)	$ 0.02
Diluted (in dollars per share)										$ (0.26)	$ (0.07)	$ 0.02
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders:
Basic (in shares)	49,566	49,564	44,360	31,988	31,988	31,988	43,921	31,988	31,988	36,707	31,988	43,873
Diluted (in shares)	49,566	49,564	44,870	31,988	31,988	31,988	44,407	31,988	31,988	36,707	31,988	44,317